Share-Based Compensation (Details) - Schedule of weighted average assumptions - Profit Interest [Member]	12 Months Ended
Dec. 31, 2021
Share-Based Compensation (Details) - Schedule of weighted average assumptions [Line Items]
Risk-free rate	1.50%
Volatility factor	54.00%
Geometric Brownian Motion	0.853%